Reinsurance and Indemnification - North Carolina Reinsurance Facility (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reinsurance Retention Policy [Line Items]
Premiums earned		$ 36,513.0	$ 34,678.0	$ 33,582.0
Recoverables		7,155.0
North Carolina Reinsurance Facility
Reinsurance Retention Policy [Line Items]
Funds Deficit in Member's equity	$ 215.0
Net income	95.0
Premiums earned	1,100.0
Paid		9.8
Recoverables		$ 76.4
Private Passenger Auto Risk Recoupment | North Carolina Reinsurance Facility
Reinsurance Retention Policy [Line Items]
Premiums earned	206.0
Member Loss Recoupments | North Carolina Reinsurance Facility
Reinsurance Retention Policy [Line Items]
Premiums earned	$ 228.0